Annual Fund Operating Expenses - Class I2 - Transamerica Multi-Managed Balanced - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.60%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual fund operating expenses	0.66%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.
[2]	Other expenses are based on estimates for the current fiscal year.